Risk management - Financial assets and liabilities denominated in foreign currency (Details) - Currency risk [member] $ in Millions	6 Months Ended
Jun. 30, 2021 COP ($)
Disclosure of detailed information about financial risk management [Line Items]
One Percent variations in exchange rate, Effect on income before income taxes	$ 17,380
One percent variations in exchange rate, effect on other comprehensive income	360,431
Five Percent variations in exchange rate, Effect on income before income taxes	86,900
Five Percent variations in exchange rate, effect on other comprehensive income	$ 1,802,156